Schedule of amortization expense (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 336,314
2028	553,594
2029	553,594
Thereafter	4,098,668
Total amortization expense	$ 5,542,170	$ 2,360,937